Income Taxes - Summary of Changes in Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 243	$ 220
Increase based on tax positions related to current year	20	21
(Decrease) increase based on tax positions of prior years	(3)	7
Increase related to acquisitions	8
Settlements	(13)	(2)
Statute expirations	(50)	(17)
Foreign currency translation	(7)	14
Balance, ending of year	$ 198	$ 243